Income Taxes (Narrative) (Details) (USD $) In Millions	May 29, 2011	May 30, 2010
Income Taxes
Prepaid state income taxes	$ 5.2	$ 1.5
Current federal income taxes payable	9.3	1.0
Gross unrecognized tax benefits	21.9	30.4
Amount that would favorably affect effective tax rate if recognized	16.7
Unrecognized tax benefits, accrued interest	3.1
Tax position, change is reasonably possible in the next twelve month	$ 1.2